Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital

Note 25: Capital

The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2016	727,443,301	9,283	110	196	9,589
Impact of IFRS 2 amendments (note 1)	-	-	-	152	152
Shares issued under DRIP	775,965	35	-	-	35
Stock compensation plans(1)	3,851,129	171	-	(105)	66
Repurchases of common shares	(22,768,311)	(293)	-	-	(293)
Balance, December 31, 2017	709,302,084	9,196	110	243	9,549
Substantial issuer bid/tender offer (SIB)	(137,974,875)	(1,672)	-	-	(1,672)
Woodbridge issuance - Qualifying Holdco Alternative - SIB (see note 31)	411,445,295	4,284	-	-	4,284
Woodbridge cancellation of shares - SIB (see note 31)(2)	(411,445,295)	(4,986)	-	702	(4,284)
Return of capital	(47,658,293)	(3,376)	-	1,072	(2,304)
Shares issued under DRIP	620,021	25	-	-	25
Stock compensation plans(1)	4,337,540	186	-	(112)	74
Repurchases of common shares(3)	(27,133,290)	(324)	-	-	(324)
Balance, December 31, 2018	501,493,187	3,333	110	1,905	5,348

(1) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.

(2) The Woodbridge transactions resulted in a reclassification from stated capital to contributed surplus, with no net impact on total capital.

(3) Stated capital includes $(3) million related to the Company’s pre-defined share repurchase plan. See share repurchases below.

Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.

Substantial Issuer Bid/Tender Offer and Return of Capital

The Company returned $10 billion of the proceeds from the sale of a 55% interest in its Financial & Risk business (see note 11) to its shareholders as follows:

•

In October 2018, the Company returned approximately $6.5 billion to shareholders pursuant to a substantial issuer bid/tender offer under which the Company repurchased approximately 138 million shares at $47 per share. The Company’s principal shareholder, Woodbridge, made a proportionate tender, which resulted in it tendering the number of shares that allowed it to maintain its equity ownership percentage in Thomson Reuters prior to the transaction (see note 31). The majority of this transaction was charged to retained earnings (see Consolidated Statement of Changes in Equity).

•

In November 2018, the Company returned $2.3 billion to shareholders through a return of capital transaction, which consisted of $4.45 in cash per common share and a consolidation of the Company’s outstanding common shares (or reverse stock split) at a ratio of 1 pre-consolidated share for 0.9079 post consolidated shares. The share consolidation was proportional to the cash distribution and the share consolidation ratio was based on the volume weighted-average trading price of the shares on the NYSE for the five-trading day period immediately preceding, including the day of the transaction. As a result of the share consolidation, the Company’s outstanding common shares were reduced by 47,658,293 common shares.

•

In 2018, the Company returned $1.2 billion through share repurchases under its normal course issuer bid (“NCIB”). See the “Share Repurchases” section below for additional information. The majority of these repurchases were charged to retained earnings (see Consolidated Statement of Changes in Equity).

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan (“DRIP”). Details of dividends declared per share and dividends paid on common shares are as follows:

	Year ended December 31,
	2018	2017
Dividends declared per common share	$1.385	$1.38

Dividends declared	925	991
Dividends reinvested	(25)	(35)
Dividends paid	900	956

In October 2018, the Company’s board of directors approved a $0.02 per share increase in the annualized dividend to $1.40 per common share, which was effective with the Company’s quarterly dividend paid in the fourth quarter of 2018.

Registered holders of common shares may participate in the DRIP, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.

Share Repurchases – NCIB

The Company may buy back shares (and subsequently cancel them) from time to time as part of its capital strategy. Share repurchases are typically effected under a NCIB. The maximum number of common shares that the Company may repurchase under the current NCIB is 32.2 million, which reflects the Company’s share consolidation in November 2018. Under the NCIB, the Company may repurchase its common shares between May 30, 2018 and May 29, 2019 in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order from applicable securities regulatory authorities in Canada for such purchases. The price that the Company will pay for shares in open market transactions under the NCIB will be the market price at the time of purchases or such other price as may be permitted by TSX. There were no private agreement purchases in 2018. In 2017, the Company privately repurchased 6.0 million common shares under the NCIB at a discount to the then-prevailing market price.

Details of NCIB share repurchases were as follows:

	Year ended December 31,
	2018	2017
Share repurchases (millions of U.S. dollars)	1,174	1,000
Shares repurchased (number in millions)	26.8	22.8
Share repurchases - average price per share in U.S. dollars	$43.87	$43.93

In February 2019, the Company announced plans to repurchase up to an additional $250 million of its common shares in 2019 (see note 32).

Decisions regarding any future repurchases will depend on factors such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue its share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended. The Company entered into such a plan with its broker on December 27, 2018. As a result, the Company recorded a $21 million liability in “Other financial liabilities” within current liabilities at December 31, 2018 with a corresponding amount recorded in equity in the consolidated statement of financial position. The Company did not enter into such a plan at December 31, 2017.

Series II, Cumulative Redeemable Preference Shares

The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in, and terms attaching to, each such series. As of December 31, 2018 and 2017, 6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting and are redeemable at the option of the Company for C$25.00 per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.